Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TRAQIQ, INC.
Entity Central Index Key	0001514056
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	4205 SE 36th Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006
City Area Code	(425)
Local Phone Number	818-0560
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false